Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value (usd per share) | $ / shares	$ 0.001
Common shares authorized (shares)	800,000,000
Common shares issued (shares)	152,539,532
Common shares outstanding (shares)	152,539,532
Preferred stock, par value (usd per share) | $ / shares	$ 0.001
Preferred shares authorized (shares)	50,000,000
Preferred shares issued (shares)	0
Preferred shares outstanding (shares)	0